Financial Instruments Per Category - Summary of Financial Instruments Per Category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets in the consolidated statement of financial position
Other non-current receivables	$ 46,992	$ 44,331
Trade receivables	103,522	103,366
Other current receivables	17,438	15,738
Derivatives (part of Other current receivables)	129
Cash and cash equivalents	64,345	98,923	$ 249,299	$ 82,644
Total Assets, Fair value through profit or loss	4,504	125
Total Assets, At amortized cost	220,002	254,792
Liabilities in the consolidated statement of financial position
Trade payables	66,481	60,152
Derivatives (part of Other current liabilities)		2
Accrued expenses	107,932	103,719
Total Liabilities, Fair value through profit or loss	333,145	324,397
Total Liabilities, At amortized cost	335,608	261,560
Fair Value through Profit or Loss
Liabilities in the consolidated statement of financial position
Convertible Notes (part of Current interest-bearing loans and borrowings)	333,145	324,395
Derivatives (part of Other current liabilities)		2
At Amortized Cost
Liabilities in the consolidated statement of financial position
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)	187,059
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	2,845	121,973
Trade payables	66,481	60,152
Accrued expenses	79,223	79,435
Fair Value through Profit or Loss
Assets in the consolidated statement of financial position
Derivatives (part of Other non-current receivables)	4,375	125
Derivatives (part of Other current receivables)	129
At Amortized Cost
Assets in the consolidated statement of financial position
Other non-current receivables	42,617	44,206
Trade receivables	103,522	103,366
Other current receivables	9,518	8,297
Cash and cash equivalents	$ 64,345	$ 98,923